Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract assets [Line Items]
Contract with Customer, Asset, Reclassified to Receivable	$ 12,259
Contract asset payments received	(11,342)
Accounts Receivable, after Allowance for Credit Loss		$ 20,655
Contract with Customer, Asset, after Allowance for Credit Loss	3,512	2,595
Non ASC 606 revenue	5,200	7,300
Contract with Customer, Liability	4,024	8,938
Medical devices [Member]
Contract assets [Line Items]
Contract with Customer, Asset, Reclassified to Receivable	0
Contract asset payments received	0
Contract with Customer, Asset, after Allowance for Credit Loss	0	0
Contract with Customer, Liability	1,075	1,167
Revenue from Contract with Customer, Excluding Assessed Tax	25,562	17,389
Medical devices [Member] | North America [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	10,155	7,425
Medical devices [Member] | Europe [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	3,438	2,451
Medical devices [Member] | Asia [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	11,536	7,136
Medical devices [Member] | Other [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	433	377
Pharmaceutical [Member]
Contract assets [Line Items]
Contract with Customer, Asset, Reclassified to Receivable	12,259
Contract asset payments received	(11,342)
Contract with Customer, Asset, after Allowance for Credit Loss	3,512	2,595
Contract with Customer, Liability	2,949	7,771
Revenue from Contract with Customer, Excluding Assessed Tax	55,093	80,796
Pharmaceutical [Member] | North America [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	26,034	41,900
Pharmaceutical [Member] | Europe [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	22,816	25,259
Pharmaceutical [Member] | Asia [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	6,243	13,637
Pharmaceutical [Member] | Other [Member]
Contract assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 0